Non-Current Investments (Tables)	12 Months Ended
Dec. 31, 2013
Non-Current Investments

	December 31, 2013	December 31, 2012

Listed investments [a]	3.2	36.2
Unlisted investments	4.3	1.3
Investments held by environmental trust funds [b]	23.9	165.3
Equity investees [c]	237.5	254.4
Other investments	—	0.8

	268.9	458.0

(a)	Listed investments mainly consist of:

	December 31, 2013		December 31, 2012
	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share
Northam Platinum	—	—	7,820,169	4.55
Radius Gold Incorporated	3,625,124	0.09	3,625,124	0.22
Gran Columbia Gold Corporation	63,410	0.78	1,585,274	0.36
Sibanye Gold	856,330	1.12	—	—
Orsu Metals Corp.	26,134,919	0.05	1,134,919	0.10
Clancy Exploration Ltd.	17,764,783	0.01	3,479,069	0.03

Details of the listed investments are as follows:

	December 31, 2013	December 31, 2012
Fair value	3.2	36.2
Less: Cost	3.4	24.8

Net unrealized (loss)/gain	(0.2)	11.4

The net (loss)/gain comprises:
Gross unrealized gains	0.2	11.7
Gross unrealized losses	(0.4)	(0.3)

	(0.2)	11.4

The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months:	3	4

Realized gain reclassified from equity on disposal of listed investments ($ million)	7.4	14.7

Investments acquired during fiscal 2013 comprised mainly Clancy Exploration Limited and some unlisted investments (fiscal year ended December 31, 2012: Cascadero Copper Corporation and Atacama Pacific Gold Corporation). Investments disposed during fiscal 2013 comprised mainly Northam Platinum Limited and Timpetra Resources Limited (fiscal year ended December 31, 2012: Evolution Mining Limited, GoldQuest Mining Corporation and Atacama Pacific Gold Corporation).

As a result of the disposal of investments, a realized gain on disposal of listed investments before tax of $7.4 million (2012: $14.7 million and 2011: $12.8 million) was reclassified out of accumulated other comprehensive income to net income and is included in profit on disposal of listed investments in the consolidated statement of operations.

(b)	The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing term deposits and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s South African and Ghanaian mines. While the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 17, “Provision for Environmental Rehabilitation”.

(c)	Equity investees comprise the following:

		Ownership %		Market value
Investment	Description of business	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Far South East	Exploration	40.0	40.0	*	*
Rusoro Mining Limited	Gold mining	26.4	26.4	3.3	6.3
Rand Refinery Limited	Refining of gold bullion and by-products	2.8	34.9	*	*
Bezant Resources Plc [1]	Exploration	21.6	—	5.1	—
Timpetra Resource Limited [2]	Resource exploration	1.8	21.8	0.1	1.0

*	- Not readily determinable
(1)	Gold Fields purchased a 21.6% shareholding in Bezant for $7.5 million in January 2013.
(2)	During 2013, 13.7 million shares out of the 15 million previously held were disposed of and due to the decrease in shareholding, Timpetra Resources Limited is no longer equity accounted. The remaining investment was reclassified to listed investments.

Carrying Value of Equity Investment

Carrying amount	December 31, 2013	December 31, 2012
Far South East	230.0	230.0
Rusoro Mining Limited	—	—
Rand Refinery Limited	—	23.7
Bezant Resources Plc	7.5	—
Timpetra Resource Limited	—	0.7

Total	237.5	254.4

Rusoro Mining Limited
Carrying Value of Equity Investment

The carrying value of the equity investment in Rusoro Mining Limited, or Rusoro:

	December 31, 2013	December 31, 2012
Opening balance	—	13.2
Share of losses recognized [1]	—	(13.4)
Other comprehensive income	—	0.2

Closing balance	—	—

(1)	The results of Rusoro for the Gold Fields’ fiscal year ended December 31, 2013 are for the twelve months to September 2013 (December 31, 2012: twelve months ended September 30, 2012).

Rand Refinery Limited
Carrying Value of Equity Investment

The carrying value of the equity investment in Rand Refinery Limited, or Rand Refinery:

	December 31, 2013	December 31, 2012
Opening balance	23.7	12.9
Share of profit after taxation for continuing operations	—	0.7
Share of profit after taxation for discontinued operations	0.9	11.3
Spin-off of Sibanye Gold	(22.4)	—
Reclassification to unlisted investments	(2.5)	—
Translation	0.3	(1.2)

Closing balance	—	23.7

Far South East Project [Member]
Carrying Value of Equity Investment

Far South East Gold Resources Incorporated has a 31 December year end and has been equity accounted since April 1, 2012.

	December 31, 2013	December 31, 2012
Gold Fields interest in FSE on December 31, 2013 was 40.0% (2012: 40.0%).
Opening balance	230.0	—
Investment	—	230.0
Equity contribution	68.5	50.1
Share of accumulated losses brought forward	(50.1)	—
Share of losses recognized	(18.4)	(50.1)
Translation	—	—

Closing balance	230.0	230.0